Short-Term Investments	12 Months Ended
Jun. 30, 2024
Short-Term Investments [Abstract]
Short-term investments	Note 12. Short-term investments
	As of June 30, 2024	As of June 30, 2023
Mutual funds	$-	$306,034
Total short-term investments	$-	$306,034